Employee expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Employee expenses [Abstract]
Salary and related expenses	$ 11,600	$ 10,025	$ 7,219
Social security costs	1,178	840	690
Share based compensation expense	8,504	1,171	2,291
Total employee expenses	21,282	12,036	10,200
Expense relating to defined contribution pension plans	$ 600	$ 300	$ 100